FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 20, 2015

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: Franklin Fund Allocator Series (Registrant)

Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund (the “Funds”)

File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

This filing has been made in order to register shares of three new series of the Registrant for public sale under the 1933 Act. The new series’ will be called Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund. The Funds will offer two share classes, Class A and Class C.

Each Fund will have an investment goal of the highest level of long-term total return that is consistent with an acceptable level of risk. Each  Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)), including underlying funds managed by Franklin Templeton as well as those managed by unaffiliated investment managers. The Fund is designed for investors seeking the highest level of long-term total return that is consistent with a conservative level of risk.

This Amendment to the registration statement on Form N-1A relates only to the prospectus and statement of additional information (SAI) of the Funds, and does not otherwise delete, amend, or supersede any information relating to the prospectus or SAI of any other series of the Registrant.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

Please direct any inquiries regarding this filing to the undersigned at

(650) 312-5651 or the address shown above.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/trw

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